EMPLOYEE BENEFITS - Fair Value of Shares Granted (Details)	12 Months Ended
Dec. 31, 2022 year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share) | $ / shares	$ 52.10
Expected option life | year	6
Volatility	40.00%
Risk-free interest rate	3.10%
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share) | $ / shares	$ 206.23
Expected option life | year	7
Volatility	42.78%
Risk-free interest rate	2.63%